UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		05/12/2010
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total:  $ 153,395
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
Amern Shared Hosp Svcs  COM            029595105  87     30,000 SH               SOLE        N/A     30,000
Amerigas Propane        COM            030975106  1,723  43,000 SH               SOLE        N/A     43,000
Apple Computer Inc      COM            037833100  227    965    SH               SOLE        N/A     965
Auto Data Processing    COM            053015103  2,527  56,835 SH               SOLE        N/A     56,835
BB&T Corporation        COM            054937107  775    23,916 SH               SOLE        N/A     23,916
Becton Dickinson & Co   COM            075887109  2,358  29,955 SH               SOLE        N/A     29,955
Berkshire Hathaway Cl B CL B           084670207  218    2,677  SH               SOLE        N/A     2,677
Best Buy Company Inc.   COM            086516101  1,770  41,613 SH               SOLE        N/A     41,613
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  520    8,650  SH               SOLE        N/A     8,650
C V S Corporation       COM            126650100  2,820  77,125 SH               SOLE        N/A     77,125
Cousins Properties      COM            126650100  327    39,291 SH               SOLE        N/A     39,291
Celgene Corp            COM            151020104  682    11,000 SH               SOLE        N/A     11,000
Chevrontexaco Corp      COM            166764100  2,416  31,856 SH               SOLE        N/A     31,856
Chubb                   COM            171232101  1,648  31,779 SH               SOLE        N/A     31,779
Clorox Company          COM            189054109  2,334  36,385 SH               SOLE        N/A     36,385
Coca Cola               COM            191216100  932    16,950 SH               SOLE        N/A     16,950
Duncan Energy Ptnrs Lp  COM UNITS      265026104  3,037  112,100SH               SOLE        N/A     112,100
Emerson Electric Co.    COM            291011104  3,184  63,250 SH               SOLE        N/A     63,250
Enterprise Prd Prtnrs LpCOM            293792107  5,377  155,505SH               SOLE        N/A     155,505
Equitable Resources Inc SH BEN INT     294549100  246    6,000  SH               SOLE        N/A     6,000
Ferrellgas Partners     UNIT LTD PART  315293100  2,144  93,800 SH               SOLE        N/A     93,800
Fiserv Inc              COM            337738108  2,269  44,705 SH               SOLE        N/A     44,705
Fluor Corporation       COM            343412102  2,215  47,615 SH               SOLE        N/A     47,615
Franklin Resources Inc  COM            354613101  1,038  9,360  SH               SOLE        N/A     9,360
General Dynamics Corp   COM            369550108  2,946  38,155 SH               SOLE        N/A     38,155
General Electric        COM            369604103  2,010  110,453SH               SOLE        N/A     110,453
Halliburton Company     COM            406216101  1,280  42,484 SH               SOLE        N/A     42,484
Hewlett-Packard Company COM            428236103  470    8,838  SH               SOLE        N/A     8,838
Intl Business Machine   COM            459200101  247    1,924  SH               SOLE        N/A     1,924
Intuit Inc              COM            461202103  2,357  68,690 SH               SOLE        N/A     68,690
Intel Corporation       COM            461202103  213    9,554  SH               SOLE        N/A     9,554
Ishare S&P 500          UNIT SER 1     464287200  1,685  14,361 SH               SOLE        N/A     14,361
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,450  34,427 SH               SOLE        N/A     34,427
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  466    4,405  SH               SOLE        N/A     4,405
Ishares Latin Amer.     S&P LTN AM 40  464287390  2,415  50,030 SH               SOLE        N/A     50,030
Ishares International EAMSCI EAFE IDX  464287465  208    3,713  SH               SOLE        N/A     3,713
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  1,267  16,099 SH               SOLE        N/A     16,099
S&P Small Cap 600       S&P SMLCAP 600 464287804  1,979  33,282 SH               SOLE        N/A     33,282
Ishares All Country AsiaMSCI ACJPN IDX 464288182  2,106  37,125 SH               SOLE        N/A     37,125
Ishares Intermediate CorLEHMAN INTER C 464288638  967    9,299  SH               SOLE        N/A     9,299
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  4,210  40,255 SH               SOLE        N/A     40,255
Johnson & Johnson       COM            478160104  3,652  56,010 SH               SOLE        N/A     56,010
Kimberly Clark          COM            494368103  1,549  24,635 SH               SOLE        N/A     24,635
Kinder Morgan Energy Lp UNIT LTD PART  494550106  339    5,185  SH               SOLE        N/A     5,185
Lowes Companies         COM            548661107  1,609  66,398 SH               SOLE        N/A     66,398
Magellan Midstream PartnCOM UNIT RP LP 559080106  3,476  73,125 SH               SOLE        N/A     73,125
Marathon Oil Group      COM            565849106  2,274  71,865 SH               SOLE        N/A     71,865
McGraw-Hill Cos         COM            580645109  1,094  30,695 SH               SOLE        N/A     30,695
Microsoft Corp          COM            594918104  2,404  82,082 SH               SOLE        N/A     82,082
Mylan Labs.             COM            628530107  1,979  87,147 SH               SOLE        N/A     87,147
Nokia Corporation       SPONSORED ADR  654902204  2,211  142,252SH               SOLE        N/A     142,252
Oneok Inc New           UNIT LTD PARTN 682680103  287    6,295  SH               SOLE        N/A     6,295
Pepsico Inc.            COM            713448108  2,743  41,455 SH               SOLE        N/A     41,455
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  4,371  76,812 SH               SOLE        N/A     76,812
Plum Creek Timber       COM            729251108  2,354  60,505 SH               SOLE        N/A     60,505
Procter & Gamble Co     COM            742718109  327    5,164  SH               SOLE        N/A     5,164
Realty Income           COM            756109104  2,331  75,945 SH               SOLE        N/A     75,945
Royal Bk Cda Montreal   COM            780087102  275    4,718  SH               SOLE        N/A     4,718
Schlumberger            COM            806857108  296    4,667  SH               SOLE        N/A     4,667
Staples Inc             COM            855030102  2,213  94,550 SH               SOLE        N/A     94,550
Suburban Propane        UNIT LTD PART  864482104  3,081  64,870 SH               SOLE        N/A     64,870
Templeton Global Incm FdCOM            880198106  459    45,728 SH               SOLE        N/A     45,728
Thermo Fisher ScientificCOM            883556102  412    8,000  SH               SOLE        N/A     8,000
United Technologies CorpCOM            913017109  207    2,813  SH               SOLE        N/A     2,813
Vanguard Emerging MarketEMR MKT ETF    922042858  2,433  57,715 SH               SOLE        N/A     57,715
Wells Fargo & Company   COM            949746101  483    15,517 SH               SOLE        N/A     15,517
Target Corporation      COM            87612E106  1,946  36,995 SH               SOLE        N/A     36,995
Intl Absorbents New     COM NO PAR     45885E203  70     15,000 SH               SOLE        N/A     15,000
Conocophillips          COM            20825C104  2,463  48,135 SH               SOLE        N/A     48,135
Dominion Resources Inc. COM            25746U109  498    12,125 SH               SOLE        N/A     12,125
Duke                    COM            26441C105  382    23,405 SH               SOLE        N/A     23,405
Enbridge Energy         COM            29250R106  3,259  64,440 SH               SOLE        N/A     64,440
Energy Transfer PartnersUNIT LTD PARTN 29273R109  3,427  73,125 SH               SOLE        N/A     73,125
Energy Transfer Equity  COM UT LTD PTN 29273V100  1,029  30,500 SH               SOLE        N/A     30,500
Entergy Corp.           COM            29364G103  840    10,321 SH               SOLE        N/A     10,321
Equity Residential PropeSH BEN INT     29476L107  664    16,970 SH               SOLE        N/A     16,970
Exxon-Mobil             COM            30231G102  1,315  19,634 SH               SOLE        N/A     19,634
Global Payments Inc     COM            37940X102  3,144  69,017 SH               SOLE        N/A     69,017
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365  561    18,359 SH               SOLE        N/A     18,359
Lab Cp Of Amer Hldg New COM            50540R409  2,889  38,155 SH               SOLE        N/A     38,155
Monsanto Co             COM            61166W101  1,697  23,755 SH               SOLE        N/A     23,755
Nustar Energy, LP       UNIT COM       67058H102  3,883  64,240 SH               SOLE        N/A     64,240
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3,024  49,360 SH               SOLE        N/A     49,360
Oracle Corporation      COM            68389X105  222    8,635  SH               SOLE        N/A     8,635
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  790    19,910 SH               SOLE        N/A     19,910
PowerShares High DividenHI YLD EQ DVDN 73935X302  176    21,540 SH               SOLE        N/A     21,540
S P D R -S&P 500        UNIT SER 1     78462F103  479    4,096  SH               SOLE        N/A     4,096
Sunoco Logistics PartnerCOM UNITS      86764L108  2,002  29,225 SH               SOLE        N/A     29,225
United Community Bks IncCAP STK        90984P105  72     16,340 SH               SOLE        N/A     16,340
Zimmer Holdings Inc     COM            98956P102  988    16,695 SH               SOLE        N/A     16,695
Ingersoll Rand Co       CL A           G4776G101  1,536  44,040 SH               SOLE        N/A     44,040
Noble Corp              SHS            G65422100  3,056  73,085 SH               SOLE        N/A     73,085
Willis Group Holdings   SHS            G96655108  1,484  47,421 SH               SOLE        N/A     47,421
Alcon Inc               COM SHS        H01301102  1,494  9,250  SH               SOLE        N/A     9,250

  Total                                           155395